UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Martin Capital Management, LLC

Address:   300 NIBCO Parkway
           Suite 301
           Elkhart, IN  46516


Form 13F File Number: 028-06181


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Frank K. Martin
Title:  Manager
Phone:  (574) 293-2077

Signature,  Place,  and  Date  of  Signing:

/s/ Frank K. Martin                Elkhart , IN                       8/10/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              15

Form 13F Information Table Value Total:  $       66,374
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
ABBOTT LABORATORIES                   COM            002824100    6,125   95,008 SH       SOLE                 93,903      0 1,105
AMERIGON INC. (GENTHERM INCORPORATED) COM            03070L300    1,358  118,233 SH       SOLE                117,618      0   615
AMGEN INC                             COM            031162100    4,717   64,699 SH       SOLE                 64,369      0   330
BERKSHIRE HATHAWAY - B                COM            084670702    6,064   72,768 SH       SOLE                 72,393      0   375
COLFAX CORP                           COM            194014106      829   30,069 SH       SOLE                 29,909      0   160
EMMIS COMM.CL A                       COM            291525103      329  178,930 SH       SOLE                178,930      0     0
GILDAN ACTIVEWEAR INC                 COM            375916103    6,421  233,309 SH       SOLE                232,139      0 1,170
HEWLETT PACKARD CO.                   COM            428236103    4,948  246,037 SH       SOLE                244,022      0 2,015
LOWE'S COS, INC.                      COM            548661107    8,068  283,701 SH       SOLE                282,251      0 1,450
STRYKER CORPORATION                   COM            863667101    5,955  108,081 SH       SOLE                107,471      0   610
THE TRAVELERS COMPANIES, INC.         COM            89417E109    3,895   61,018 SH       SOLE                 60,693      0   325
WAL MART STORES                       COM            931142103    4,795   68,775 SH       SOLE                 68,425      0   350
WALGREEN CO.                          COM            931422109    4,684  158,366 SH       SOLE                157,466      0   900
WASHINGTON POST (CL B)                COM            939640108    3,344    8,946 SH       SOLE                  8,897      0    49
YAHOO! INC.                           COM            984332106    4,840  305,722 SH       SOLE                304,097      0 1,625


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